Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Intangible assets subject to amortization:
Gross carrying amount	¥ 3,236,859	¥ 3,032,775
Accumulated amortization	2,087,788	1,910,207
Net carrying amount	1,149,071	1,122,568
Intangible assets not subject to amortization:
Net carrying amount	11,093	10,786
Total intangible assets, Net	1,160,164	1,133,354
Indefinite-lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	8,056	7,749
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	2,032,617	1,858,371
Accumulated amortization	1,372,238	1,245,657
Net carrying amount	660,379	612,714
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	712,878	712,188
Accumulated amortization	519,587	497,219
Net carrying amount	193,291	214,969
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	403,652	380,674
Accumulated amortization	171,920	147,774
Net carrying amount	231,732	232,900
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	77,175	72,788
Accumulated amortization	20,693	16,995
Net carrying amount	56,482	55,793
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount	10,537	8,754
Accumulated amortization	3,350	2,562
Net carrying amount	¥ 7,187	¥ 6,192